Fair Value of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2024
Interest income and interest expense for financial assets or financial liabilities not at fair value through profit or loss [abstract]
Fair Value of Financial Assets and Liabilities	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The measurement of fair value assumes the sale transaction of an asset or the transference of the liability happens within the main asset or liability market, or the most advantageous market for the asset or liability.
For financial instruments with no available market prices, fair values have been estimated by using recent transactions in analogous instruments, and in the absence thereof, the present values or other valuation techniques based on mathematical valuation models sufficiently accepted by the international financial community. In the use of these models, consideration is given to the specific particularities of the asset or liability to be valued, and especially to the different kinds of risks associated with the asset or liability.
These techniques are significantly influenced by the assumptions used, including the discount rate, the estimates of future cash flows and prepayment expectations. Hence, the fair value estimated for an asset or liability may not coincide exactly with the price at which that asset or liability could be delivered or settled on the date of its valuation and may not be justified in comparison with independent markets.
Except as detailed in the following table, management considers that the carrying amounts of financial assets and financial liabilities recognised in the consolidated financial statements approximate their fair values.
Determination of fair value of financial instruments
Below is a comparison between the value at which the Bank’s financial assets and liabilities are recorded and their fair value as of December 31, 2024 and 2023:

	As of December 31,
	2024		2023
	Book value	Fair value	Book value	Fair value
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	12,309,770	12,309,770	10,119,486	10,119,486
Debt financial instruments	329,327	329,327	98,308	98,308
Financial assets at FVOCI
Debt financial instrument	2,687,485	2,687,485	4,536,025	4,536,025
Other financial instruments	74,903	74,903	105,257	105,257
Financial derivative contracts for hedge accounting	843,628	843,628	605,529	605,529
Financial assets at amortised cost
Rights under repurchase agreements	153,087	153,087	–	–
Debt financial instruments	5,176,005	5,207,697	8,176,895	7,927,729
Interbank loans	31,282	31,307	68,438	68,438
Loans and account receivable from customers	40,099,872	40,597,772	39,593,457	39,134,700
Guarantee deposits (margin accounts)	1,847,101	1,847,101	2,238,900	2,238,900

Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	12,155,024	12,155,024	9,521,575	9,521,575
Financial derivative contracts for accounting hedges	898,394	898,394	2,466,767	2,466,767
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,260,609	14,260,609	13,537,826	13,537,826
Time deposits and other time liabilities	17,098,625	17,249,068	16,137,942	16,326,525
Interbank borrowings	4,337,947	4,357,838	10,366,499	10,190,640
Issued debt instruments	8,133,275	7,998,659	8,001,045	7,751,672
Other financial liabilities	200,541	200,541	296,273	296,273
Regulatory capital financial instruments	1,910,697	1,945,784	1,813,938	1,825,819
Guarantees received (margin accounts)	1,832,345	1,832,345	1,081,226	1,081,226
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued
The fair value approximates the carrying amount of the following line items due to their short-term nature: cash and deposits-banks, cash items in process of collection and investments under resale or repurchase agreements.
In addition, the fair value estimates presented above do not attempt to estimate the value of the Bank’s profits generated by its business activity, nor its future activities, and accordingly, they do not represent the Bank’s value as a going concern. Below is a detail of the methods used to estimate the financial instruments’ fair value.
a.Financial assets held for trading and Debt instruments at FVOCI
The estimated fair value of these financial instruments was established using market values or estimates from an available dealer, or quoted market prices of similar financial instruments. Investments are evaluated at recorded value since they are considered as having a fair value not significantly different from their recorded value. To estimate the fair value of debt investments or representative values in these lines of businesses, we take into consideration additional variables and elements, as long as they apply, including the estimate of prepayment rates and credit risk of issuers.
b.Loans and accounts receivable at amortised cost and Interbank
Fair value of commercial, mortgage and consumer loans and credit cards are measured through a discounted cash flow (DCF) analysis. We use current market interest rates considering product, term, amount and similar loan quality. Fair value of loans with 90 days or more of delinquency are measured by means of the market value of the associated guarantee, minus the rate and term of expected payment. For variable rate loans whose interest rates change frequently (monthly or quarterly) and that are not subjected to any significant credit risk change, the estimated fair value is based on their book value.
c.Deposits
Disclosed fair value of deposits that do not bear interest and saving accounts is the amount payable at the reporting date and, therefore, equals the recorded amount. Fair value of time deposits is calculated through a discounted cash flow calculation that applies current interest rates from a monthly calendar of scheduled maturities in the market.
d.Short and long term issued debt instruments
The fair value of these financial instruments is calculated by using a discounted cash flow analysis based on the current incremental lending rates for similar types of loans having similar maturities.
e.Financial derivative contracts for trading and hedge accounting
The estimated fair value of financial derivative contracts is calculated using the prices quoted on the market for financial instruments having similar characteristics.
The fair value of interest rate swaps represents the estimated amount that the Bank determines as exit price in accordance with IFRS 13. If there are no quoted prices from the market (either direct or indirect) for any derivative instrument, the respective fair value estimates have been calculated by using models and valuation techniques such as Black-Scholes, Hull, and Monte Carlo simulations, taking into consideration the relevant inputs/outputs such as volatility of options, observable correlations between underlying assets, counterparty credit risk, implicit price volatility, the velocity with which the volatility reverts to its average value, and the straight-line relationship (correlation) between the value of a market variable and its volatility, among others.
Measurement of fair value and hierarchy
IFRS 13 - Fair Value Measurement, provides a hierarchy of reasonable values which separates the inputs and/or valuation technique assumptions used to measure the fair value of financial instruments. The hierarchy reflects the significance of the inputs used in making the measurement. The three levels of the hierarchy of fair values are the following:
•Level 1: the inputs are quoted prices (unadjusted) on active markets for identical assets and liabilities that the Bank can access on the measurement date
•Level 2: inputs other than the quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly
•Level 3: inputs are unobservable inputs for the asset or liability i.e. they are not based on observable market data
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
The hierarchy level within which the fair value measurement is categorized in its entirety is determined based on the lowest level of input that is significant to the fair value measurement in its entirety.
The best evidence of a financial instrument’s fair value at the initial time is the transaction price.
In cases where quoted market prices cannot be observed, Management makes its best estimate of the price that the market would set using its own internal models which in most cases use data based on observable market parameters as a significant input (Level 2) and, in very specific cases, significant inputs not observable in market data (Level 3), various techniques are employed to make these estimates, including the extrapolation of observable market data.
Financial instruments at fair value and determined by quotations published in active markets (Level 1) include:
-Chilean Government and Department of Treasury bonds
-Foreign instruments
-Mutual funds
Instruments which cannot be 100% observable in the market are valued according to other inputs observable in the market (Level 2).
The following financial instruments are classified under Level 2:

Type of financial instrument	Model used in valuation	Description of unobservable inputs
● Mortgage and private bonds	Present Value of Cash Flows Model	Internal Rates of Return (“IRRs”) are provided by RiskAmerica, according to the following criterion: If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given nemotechnic, the reported rate is the weighted average amount of the observed rates. In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on historical spread for the same item or similar ones.

● Time deposits	Present Value of Cash Flows Model	IRRs are provided by RiskAmerica, according to the following criterion: If, at the valuation day, there are one or more valid transactions at the Santiago Stock Exchange for a given mnemonic, the reported rate is the weighted average amount of the observed rates. In the case there are no valid transactions for a given mnemonic on the valuation day, the reported rate is the IRR base from a reference structure, plus a spread model based on issuer curves.

● Constant Maturity Swaps (CMS), FX and Inflation Forward (Fwd) , Cross Currency Swaps (CCS), Interest Rate Swap (IRS)	Present Value of Cash Flows Model	IRRs are provided by ICAP, GFI, Tradition, and Bloomberg according to this criterion: With published market prices, a valuation curve is created by the bootstrapping method and is then used to value different derivative instruments.

● FX Options	Black-Scholes	Formula adjusted by the volatility simile (implicit volatility), Prices (volatility) are provided by BGC Partners, according to this criterion: With published market prices, a volatility parameter is created by interpolation and then these volatilities are used to value options.

● Guarantee deposits, guarantee received (Threshold)	Present Value of Cash Flows Model	Collateral associated to derivatives financial contracts: Average trading swap (CMS), FX and inflation Forward, Cross Currency Swap (CCS), Interest Rate Swap (IRS) y FX options.
In limited occasions significant inputs not observable in market data are used (Level 3). Several techniques are used to perform these estimates, including extrapolation of observable market data or a mix of observable data.
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued
The following financial instruments are classified under Level 3:

Type of financial instrument	Model used in valuation	Description of unobservable inputs
● Caps/Floors/Swaptions	Black Normal model for Cap/Floors and Swaptions	There is unobservable input of implied volatility.

	Black – Scholes	There is unobservable input of implied volatility.

	Hull-White	Hybrid HW model for rates and Brownian motion for FX. There is unobservable volatility input

	FRA Implicit	Start FW not supported by Murex (platform) due to UF FW estimation

● CCS, IRS, CMS at TAB rates	Present Value of Cash Flows Model	- Valuation obtained using interest curve interpolating to maturity of flows, however, TAB is not a directly observable variable nor correlated to any market input. - Valuation using prices of instruments with similar characteristics plus a liquidity penalty rate.

● CCS (maturity> 30 years)	Present Value of Cash Flows Model	The rates are provided by ICAP, GFI, Tradition and Bloomberg according following criteria: Using the published market prices, the valuation curve is constructed using the bootstrapping method and this curve is then used to value the different derivatives.

● Debt instruments (in our case, low liquidity bonds)	Risk-free spread Model	Stochastic dynamic model to obtain discount rate.

● Loans and account receivable at FVOCI	Present Value of Cash Flows Model	Measured by discounting estimated cash flow using the interest rate of new contracts.
The Bank does not believe that any change in unobservable inputs with respect to level 3 instruments would result in a significantly different fair value measurement.
The following table presents the assets and liabilities that are measured at fair value on a recurrent basis:

	Fair value measurement
As of December 31,	2024	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	12,309,770	-	12,304,162	5,608
Debt financial instruments	329,327	329,327	-	-
Financial assets at FVOCI
Debt financial instrument	2,687,485	2,682,479	-	5,006
Other financial instruments	74,903			74,903
Financial derivative contracts for hedge accounting	843,628	-	843,628	-
Guarantee deposits (margin accounts)	1,847,101	-	1,847,101	-
Total	18,092,214	3,011,806	14,994,891	85,517
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	12,155,024	-	12,155,021	3
Financial derivative contracts for accounting hedges	898,394	-	898,394	-
Guarantees received (margin accounts)	1,832,345	-	1,832,345	-
Total	14,885,763	-	14,885,760	3
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

	Fair value measurement
As of December 31,	2023	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets for trading at FVTPL
Financial derivative contracts	10,119,486	-	10,119,486	-
Debt financial instruments	98,308	98,308	-	-
Financial assets at FVOCI
Debt financial instrument	4,536,025	4,528,915	6,656	454
Other financial instruments	105,257	-	-	105,257
Financial derivative contracts for hedge accounting	605,529	-	605,529	-
Guarantee deposits (margin accounts)	2,238,900		2,238,900	-
Total	17,703,505	4,627,223	12,970,571	105,711
Liabilities
Financial liabilities for trading at FVTPL
Financial derivative contracts	9,521,575	-	9,521,575	-
Financial derivative contracts for accounting hedges	2,466,767	-	2,466,767	-
Guarantees received (margin accounts)	1,081,226	-	1,081,226	-
Total	13,069,568	-	13,069,568	-
The following table presents assets or liabilities which are not measured at fair value in the statements of financial position but for which the fair value is disclosed:

	Fair value measurement
As of December 31,	2024	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	5,207,697	5,207,697	-
Interbank loans	31,307	-	-	31,307
Loans and account receivable from customers	40,597,772	-	-	40,597,772
Total	45,836,776	5,207,697	-	40,629,079
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	14,260,609	-		14,260,609
Time deposits and other time liabilities	17,249,068	-	17,249,068	-
Interbank borrowings	4,357,838	-	4,357,838	-
Issued debt instruments	7,998,659	-	7,998,659	-
Other financial liabilities	200,541	-	200,541	-
Regulatory capital financial instruments	1,945,784	-	1,945,784	-
Total	46,012,499	-	31,751,890	14,260,609
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

	Fair value measurement
As of December 31,	2023	Level 1	Level 2	Level 3
	MCh$	MCh$	MCh$	MCh$
Assets
Financial assets at amortised cost
Debt financial instruments	7,927,729	7,927,729	-	-
Interbank loans	68,438	-	-	68,438
Loans and account receivable from customers	39,134,700	-	-	39,134,700
Total	47,130,867	7,927,729	-	39,203,138
Liabilities
Financial liabilities at amortised cost
Deposits and other demand liabilities	13,537,826	-	-	13,537,826
Time deposits and other time liabilities	16,326,525	-	16,326,525	-
Interbank borrowings	10,190,640	-	10,190,640	-
Issued debt instruments	7,751,672	-	7,751,672	-
Other financial liabilities	296,273	-	296,273	-
Regulatory capital financial instruments	1,825,819	-	1,825,819	-
Total	49,928,755	-	36,390,929	13,537,826
The fair values of other assets and other liabilities approximate their carrying values.
The methods and assumptions to estimate the fair value are defined below:
-Loans and amounts due from credit institutions and from customers – Fair value are estimated for groups of loans with similar characteristics. The fair value was measured by discounting estimated cash flow using the interest rate of new contracts. That is, the future cash flow of the current loan portfolio is estimated using the contractual rates, and then the new loans spread over the risk-free interest rate are incorporated to the risk-free yield curve in order to calculate the loan portfolio fair value. In terms of behavior assumptions, it is important to underline that a prepayment rate is applied to the loan portfolio, thus a more realistic future cash flow is achieved.
-Deposits and interbank borrowings – The fair value of deposits was calculated by discounting the difference between the cash flows on a contractual basis and current market rates for instruments with similar maturities. For variable-rate deposits, the carrying amount was considered to approximate fair value.
-Issued debt instruments and other financial liabilities – The fair value of long-term loans was estimated by cash flow discounted at the interest rate offered on the market with similar terms and maturities.
The valuation techniques used to estimate each level are defined in Note 1,i)
There were no transfers between levels 1 and 2 for the year ended December 31, 2024 and 2023.
The table below shows the effect, at December 31, 2024 and 2023, on the fair value of the main financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation. This effect was determined by a sensitivity analysis under a 1bp scenario, detailed in the following table:

As of December 31, 2024
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts - FX options	FX option pricing model	Volatility	(4.16)%	4.16%
Financial derivatives contracts - CCS	Discounted Cash Flows	Credit spread	(12.33)%	12.33%
Debt financial instruments at FVOCI	Discounted Cash Flows	Observability	(1.08)%	1.08%
Other financial instruments at FVOCI - mortgage loans	Discounted Cash Flows	Observability	(25.15)%	25.15%
Other financial instruments at FVOCI - commercial loans	Discounted Cash Flows	Interest rate curve	(147.93)%	147.93%
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

As of December 31, 2023
Instrument Level 3	Valuation technique	Main unobservable inputs	Impacts (in MCh$) Sens, -1bp Unfavorable scenario	Impacts (in MCh$) Sens, +1bp Favorable scenario
Financial derivatives contracts	Present Value method	Curves on TAB (1)	–	–
Debt financial instruments at FVOCI	Internal rate of return method	BR UF (2)	–	0.29
(1)TAB: “Tasa Activa Bancaria” (Active Bank Rate). Average interest rates on 30, 90, 180 and 360 day deposits published by the Chilean Association of Banks and Financial Institutions (ABIF) in nominal currency (Chilean peso) and in real terms, adjusted for inflation (in Chilean unit of account (Unidad de Fomento - UF)).
(2)BR: “Bonos de Reconocimiento” (Recognition Bonds). The Recognition Bond is an instrument of money provided by the State of Chile to workers who joined the new pension system, which began operating since 1981.
The following table presents the Bank’s activity for assets and liabilities measured at fair value on a recurrent basis using unobserved significant inputs (Level 3) as of December 31, 2024, 2023 and 2022:

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2024	105,711	-
Total realized and unrealized profits (losses)
Included in statements of income	(19)	-
Included in other comprehensive income	5,015	-
Purchases, issuances, and loans (net)	(35,802)	2
Level transfer	10,612	1
As of December 31, 2024	85,517	3

Total profits or losses included in comprehensive income for 2024 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2024	(20,194)	3

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2023	142,776	-
Total realized and unrealized profits (losses)
Included in statements of income	(19)	-
Included in other comprehensive income	9,352	-
Purchases, issuances, and loans (net)	(46,398)	-
Level transfer	-	-
As of December 31, 2023	105,711	-

Total profits or losses included in comprehensive income for 2023 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2023	(37,065)	-

	Assets	Liabilities
	MCh$	MCh$
As of January 1, 2022	102,426	-
Total realized and unrealized profits (losses)
Included in statements of income	139,848	-
Included in other comprehensive income	(99,498)	-
Purchases, issuances, and loans (net)	-	-
Level transfer	-	-
As of December 31, 2022	142,776	-

Total profits or losses included in comprehensive income for 2022 that are attributable to change in unrealized profit (losses) related to assets or liabilities as of December 31, 2022	40,350	-
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued
The realized and unrealized profits (losses) included in comprehensive income for 2024 and 2023, in the assets and liabilities measured at fair value on a recurrent basis through unobservable market data (Level 3) are recorded in the Statements of Comprehensive Income.
The potential effect as of December 31, 2024 and 2023 on the valuation of assets and liabilities valued at fair value on a recurrent basis through unobservable significant inputs (level 3), generated by changes in the principal assumptions if other reasonably possible assumptions that are less or more favorable were used, is not considered by the Bank to be significant.
The following tables show the financial instruments subject to compensation in accordance with IAS 32, for 2024 and 2023:

As of December 31, 2024
	On-balance sheet amounts with netting agreements			Remaining financial instruments not linked, nor subject to neeting agreements	Statements of Financial Position balances
	Gross amounts	Compensated in balance	Net amount presented in balance
	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial instruments Assets
Financial derivative contracts and hedge accounting (1)	12,942,081	-	12,942,081	221,652	13,163,733
Loans and accounts receivable and interbank loans (2)	-	-	-	40,109,498	40,109,498
Total	12,942,081	-	12,942,081	40,331,150	53,273,231
Liabilities
Financial derivative contracts and hedge accounting	12,738,714	-	12,738,714	321,207	13,059,921
Investments under resale agreements	276,588	-	276,588	-	276,588
Deposits and interbank borrowings	-	-	-	35,697,181	35,697,181
Total	13,015,302	-	13,015,302	36,018,388	49,033,690
(1)Derivatives contract have guarantees associated for assets Ch$1,840,673 million and liabilities Ch$1,594,111 million.
(2)Loans and accounts receivable and interbank loans at amortised cost

As of December 31, 2023
	On-balance sheet amounts with netting agreements			Remaining financial instruments not subject to neeting agreements	Amount in Statements of Financial Position
	Gross amounts	Compensated in balance	Net amount presented in balance
	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million	Ch$ Million
Financial instruments Assets
Financial derivative contracts and hedge accounting (1)	10,575,817	-	10,575,817	149,198	10,725,015
Loans and accounts receivable and interbank loans (2)	-	-	-	39,657,783	39,657,783
Total	10,575,817	-	10,575,817	39,806,981	50,382,798
Liabilities
Financial derivative contracts and hedge accounting	11,732,137	-	11,732,137	256,205	11,988,342
Investments under resale agreements	282,584	-	282,584	-	282,584
Deposits and interbank borrowings (3)	-	-	-	40,042,267	40,042,267
Total	12,014,721	-	12,014,721	40,298,472	52,313,193
(1)Derivatives contract have guarantees associated for aseets Ch$2,225,820 million and liabilities Ch$839,201 million.
(2)Loans and accounts receivable and interbank loans at amortised cost
(3)Include Deposits and other demand liabilities, Time deposits and other time liabilities and interbank borrowings
NOTE 36 - FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES. continued

The Bank, in order to reduce its credit exposure in its financial derivative operations, has entered into collateral contracts with its counterparties, in which it establishes the terms and conditions under which they operate. In terms collateral (received/delivered) operates when the net of the fair value of the financial instruments held exceed the thresholds defined in the respective contracts.

	As of December 31, 2024		As of December 31, 2023
Financial derivative contracts	Assets	Liability	Assets	Liability
	MCh$	MCh$	MCh$	MCh$
Financial derivative contracts with collateral agreement threshold equal to zero	12,081,545	11,782,472	9,802,491	10,836,243
Financial derivative contracts with non-zero threshold collateral agreement	850,201	949,739	773,325	895,894
Financial derivative contracts without collateral agreement	221,652	321,207	149,199	256,205
Total	13,153,398	13,053,418	10,725,015	11,988,342